Related Party Disclosures (Tables)	3 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Key management personnel compensation	Key management personnel compensation comprised:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Directors & officers compensation	$946,250	$1,027,597
Share-based payments	1,247,084	11,608,985
	$2,193,334	$12,636,582